SHARE-BASED COMPENSATION - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
SHARE-BASED COMPENSATION
Number of options, Outstanding, Beginning Period	14,518,426	19,742,616	22,226,338
Number of options, Granted	11,920,000		1,010,000		0
Number of options, Forfeited	(1,642,047)	(5,047,307)	(2,537,466)
Number of options, Exercised	(355,543)	(176,883)	(956,256)
Number of options, Outstanding, Ending Period	24,440,836	14,518,426	19,742,616	22,226,338
Number of options, Exercisable	11,504,836
Number of options, Expected to vest	11,642,400
Weighted average exercise price, Outstanding, Beginning Period	$ 0.83	$ 0.81	$ 0.8
Weighted average exercise price, Granted	0.11		1.1
Weighted average exercise price, Forfeited	0.54	0.78	0.98
Weighted average exercise price, Exercised	0.04	0.03	0.44
Weighted average exercise price, Outstanding, Ending Period	0.51	$ 0.83	$ 0.81	$ 0.8
Weighted average exercise price, Exercisable	0.79
Weighted average exercise price, Expected to vest	$ 0.26
Weighted-average remaining contractual life (years), Outstanding	11 years 5 months 4 days	5 years 6 months 29 days	6 years 5 months 26 days	7 years 4 months 28 days
Weighted-average remaining contractual life (years), Exercisable	4 years 3 months 21 days
Weighted-average remaining contractual life (years), Expected to vest	17 years 9 months 7 days
Aggregate intrinsic value, Outstanding	$ 19,794	$ 15,553	$ 22,974	$ 26,813
Aggregate intrinsic value, Exercisable	13,460
Aggregate intrinsic value, Expected to vest	$ 5,700